Risk Management (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Gross value
Financial assets
Cash and balances with banks (Note 18)		R$ 109,610,999	R$ 107,209,743
Financial assets at fair value through profit or loss (Note 19)		249,759,777	246,161,150
Financial assets at fair value through other comprehensive income (Note 21)	[1]	192,450,010	178,050,536
Loans and advances to banks (Note 22)		59,083,791	105,250,928
Loans and advances to customers (Note 23)		457,392,375	411,492,655
Securities at amortized cost (Note 24)		171,551,837	143,626,776
Other financial assets (Note 29)		56,101,781	43,893,309
Provision for Expected Credit Loss
Loan Commitments (Note 23 and 40)		249,866,767	228,474,660
Financial guarantees (Note 23 and 40)		78,231,145	72,870,964
Total risk exposure		1,624,048,482	1,537,030,721
Expected credit loss
Financial assets
Loans and advances to banks (Note 22)		(44,465)	(1,978)
Loans and advances to customers (Note 23)		(33,863,659)	(31,105,579)
Securities at amortized cost (Note 24)		(4,633,477)	(3,022,038)
Provision for Expected Credit Loss
Loan Commitments (Note 23 and 40)		(2,318,404)	(2,551,676)
Financial guarantees (Note 23 and 40)		(1,970,321)	(719,216)
Total risk exposure		R$ (42,830,326)	R$ (37,400,487)

[1]	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.